FAIR VALUE MEASUREMENT (Details 4) (USD $) In Thousands, unless otherwise specified	12 Months Ended		3 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2011 State and local government securities	Dec. 31, 2011 Corporate and other securities	Jun. 30, 2012 Interest rate swap	Jun. 30, 2012 Interest rate swap	Dec. 31, 2012 Interest rate swap	Dec. 31, 2011 Interest rate swap	Dec. 31, 2012 Corporate preferred stock	Jun. 30, 2013 Corporate preferred stock	Mar. 31, 2013 Corporate preferred stock
Reconciliation of changes in level 3 financial instruments
Balance at the beginning of the period	$ 625	$ 182	$ (553)	$ (602)	$ (602)	$ (778)		$ 417	$ 417
Total gains or losses (realized/unrealized)
Included in earnings		(103)	(4)	(37)	(58)	(166)
Included in other comprehensive income		(79)
Purchases, issuances, and settlements	(625)		78	160	322	342	417
Balance at the end of the period			$ (479)	$ (479)	$ (338)	$ (602)	$ 417	$ 417	$ 417